Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share based Compensation
Summary of the Group's share-based compensation cost

The table below presents a summary of the Group’s share-based compensation cost for the years ended December 31, 2015, 2016 and 2017 (in thousands):

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Cost of revenues	328,480	444,187	820,281
Selling and marketing expenses	36,023	52,689	95,382
General and administrative expenses	120,925	238,750	581,337
Research and development expenses	199,039	254,505	507,263

	684,467	990,131	2,004,263

2009 RSU Plan
Share based Compensation
Summary of the Company's RSUs activities

	Employees	Senior Management	Director and Consultants	Total
	(in thousands)	(in thousands)	(in thousands)	(in thousands)

Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at January 1, 2015	36,842	—	232	37,074
Granted	27,968	—	132	28,100
Vested	(23,339)	—	(202)	(23,541)
Forfeited	(1,848)	—	—	(1,848)

Outstanding at December 31, 2015	39,623	—	162	39,785

Outstanding at January 1, 2016	39,623	—	162	39,785
Granted	30,980	—	100	31,080
Vested	(27,545)	—	(119)	(27,664)
Forfeited	(1,633)	—	—	(1,633)

Outstanding at December 31, 2016	41,425	—	143	41,568

Outstanding at January 1, 2017	41,425	—	143	41,568
Granted	31,452	—	45	31,497
Vested	(29,705)	—	(100)	(29,805)
Forfeited	(1,465)	—	—	(1,465)

Outstanding at December 31, 2017	41,707	—	88	41,795

Schedule of total fair value of RSUs vested during the period
	RSU
	US$	RMB
	(in millions)	(in millions)
Total fair value vested:
2015	99.0	641.3
2016	177.2	1,230.4
2017	343.6	2,235.9

Schedule of weighted average remaining contractual life for the RSUs outstanding

The following table presents the weighted average remaining contractual life for the RSUs outstanding as of December 31, 2017:

Exercise Price	Number Outstanding / Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price
	(in thousands)	Years	US$
Restricted Share Units
Performance-based settled in stock	10,057	1.85	n/a
Time-based-settled in stock/cash	66,309	2.94	n/a
Time-based-settled in stock	10,467	2.58	n/a

	86,833	2.77	n/a